Old Mutual TS&W Mid-Cap Value Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Old Mutual TS&W Mid-Cap Value Fund (USD $)	CLASS A	CLASS Z	INSTITUTIONAL CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	12.00	12.00	12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Old Mutual TS&W Mid-Cap Value Fund		CLASS A	CLASS Z	INSTITUTIONAL CLASS
Management Fees		0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Operating Expenses		0.90%	0.42%	0.11%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Other Expenses		0.91%	0.43%	0.12%
Total Annual Operating Expenses	[1]	2.11%	1.38%	1.07%
Expense (Reduction)/Recoupment		(0.70%)	(0.25%)	(0.06%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	[2]	1.41%	1.13%	1.01%
[1]	Total Annual Operating Expenses do not correlate to the Ratio of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital's contractual agreement to waive through December 31, 2012 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 1.40%, 1.12% and 1.00% for Class A, Class Z and Institutional Class shares, respectively. The expense limitation agreement cannot be terminated before December 31, 2012, and may be amended or continued beyond December 31, 2012 by written agreement of the parties.